SEGMENTED REPORTING	12 Months Ended
Aug. 31, 2019
Notes to Financial Statements [Abstract]
SEGMENTED REPORTING [Text Block]

16. SEGMENTED REPORTING

Segmented information is provided on the basis of geographical segments as the Company manages its business and exploration activities through geographical regions - Canada and South Africa.  The Chief Operating Decision Makers ("CODM") reviews information from the below segments separately so the below segments are separated.  This represents a change from prior years and comparative information has been represented to reflect the way the CODM currently reviews the information

The Company evaluates performance of its operating and reportable segments as noted in the following table:

At August 31, 2019	Assets	Liabilities

Canada	$4,983	$39,278
South Africa	38,680	5,542
	$43,663	$44,820

At August 31, 2018	Assets	Liabilities

Canada	$3,333	$58,396
South Africa	38,516	2,983
	$41,849	$61,379

Comprehensive Loss (Income) for the year ended	August 31, 2019	August 31, 2018

Canada	$16,471	$23,401
South Africa	200	(4,254)
	$16,671	$19,147